Acquisition of IPA Europe (Tables)	12 Months Ended
Apr. 30, 2022
IPA Europe
Disclosure Of Business Combinations [Line Items]
Summary of Changes in Value of Deferred Payments	The changes in value of the deferred payments during the year ended April 30, 2022 and 2021 are as follows:

(in thousands)	$
Balance, April 30, 2020	1,894
Accretion expense	133
Repayment	(1,540)
Foreign exchange	11

Balance, April 30, 2021	498
Repayment	(503)
Foreign exchange	5

Balance, April 30, 2022	—